Schedule of Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Revenues - net		$ 24,454	$ 41,551	$ 89,272
Costs and expenses	156	118,299	214,443	365,887
Loss from operations	(156)	(93,845)	(172,892)	(276,615)
General and administrative expenses	(1,297)	(1,981)	(6,802)	(5,429)
Net loss from discontinued operations	(1,453)	$ (95,826)	(179,694)	(282,044)
Current liabilities
Accounts payable and accrued expenses	450,495		479,005	457,610
Total liabilities	450,495		479,005	457,610
Current assets
Cash				10,634
Accounts receivable				22,297
Prepaid and other				34,437
Inventory				25,995
Total assets				93,363
Total liabilities	$ 450,495		$ 479,005	$ 457,610